Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
C000024569
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 10,457	$ 10,318	$ 10,293	$ 11,129	$ 11,482	$ 11,069	$ 10,473	$ 10,217	$ 10,138	$ 10,136	$ 10,000
C000024570
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 10,253	10,125	10,132	10,977	11,345	10,960	10,390	10,156	10,097	10,116	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Account Value	$ 10,910	10,676	10,547	11,406	11,709	11,342	10,675	10,364	10,230	10,196	10,000
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Account Value	$ 10,910	$ 10,676	$ 10,547	$ 11,406	$ 11,709	$ 11,342	$ 10,675	$ 10,364	$ 10,230	$ 10,196	$ 10,000